Income Taxes (Schedule of Components of Deferred Tax Assets) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 23,742,000	$ 21,690,000
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,073,000	936,000
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19,352,000	17,308,000
Provision for site reclamation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	424,000	417,000
Allowable Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	210,000	229,000
Property and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	181,000	159,000
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 2,502,000	$ 2,641,000